Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS Series Trust XII
Central Index Key	dei_EntityCentralIndexKey	0001330967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFAX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFBX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFCX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFIX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFWX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFDX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFEX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFFX
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRFGX

MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of the fund's statement of additional information Part I.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Equity Opportunities Fund	A		B	C	I	W	R1	R2	R3	R4
Shareholder Fees, Column Name	A		B	C	I AND W	I AND W	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Equity Opportunities Fund	A	B	C	I	W	R1	R2	R3	R4
Operating Expenses, Column Name	A	B	C	I	W	R1	R2	R3	R4
Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.10%	1.00%	0.50%	0.25%	none
Other Expenses	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.07%	1.17%	2.07%	1.57%	1.32%	1.07%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Equity Opportunities Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	702	969	1,257	2,074
B	Class B Shares assuming redemption at end of period	610	949	1,314	2,208
C	Class C Shares assuming redemption at end of period	310	649	1,114	2,400
I	Class I Shares	109	340	590	1,306
W	Class W Shares	119	372	644	1,420
R1	Class R1 Shares	210	649	1,114	2,400
R2	Class R2 Shares	160	496	855	1,867
R3	Class R3 Shares	134	418	723	1,590
R4	Class R4 Shares	109	340	590	1,306

Expense Example, No Redemption MFS Equity Opportunities Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	210	649	1,114	2,208
C	Class C Shares assuming no redemption at end of period	210	649	1,114	2,400

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 154% of the average value of its portfolio.
Principal Investment Strategies
MFS normally invests at least 80% of the fund's net assets in equity securities.
Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may invest the fund's assets in foreign securities.

MFS may invest a relatively large percentage of the fund's assets in issuers in a single sector or small number of sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected based on fundamental analysis of issuers and quantitative models that systematically evaluate issuers.
Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Sector Focus Risk:  The fund's performance may be closely tied to the performance of companies in a limited number of sectors and could be more volatile than the performance of less focused funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.
Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

Performance information for periods prior to January 3, 2007, reflects performance information of the Penn Street Advisors Sector Rotational Portfolio,
the fund's predecessor fund.  Performance information for periods from
January 3, 2007 until February 1, 2010, reflects periods when Valley Forge
Capital Advisors, Inc. served as sub-advisor to the fund and was responsible for selecting investments for the fund. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling
1-800-225-2606.
The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was
17.26% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (23.43)% (for the calendar quarter ended December 31, 2008).
Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Equity Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	(7.95%)	(1.79%)	4.97%
B	B Shares Returns Before Taxes	(6.93%)	(1.70%)	5.00%
C	C Shares Returns Before Taxes	(4.08%)	(1.30%)	4.98%
I	I Shares Returns Before Taxes	(2.11%)	(0.33%)	5.88%
W	W Shares Returns Before Taxes	(2.17%)	(0.42%)	5.78%
R1	R1 Shares Returns Before Taxes	(3.07%)	(1.31%)	4.84%
R2	R2 Shares Returns Before Taxes	(2.59%)	(0.82%)	5.36%
R3	R3 Shares Returns Before Taxes	(2.35%)	(0.58%)	5.62%
R4	R4 Shares Returns Before Taxes	(2.10%)	(0.32%)	5.89%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	(8.13%)	(1.86%)	4.65%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(4.94%)	(1.52%)	4.29%
Russell 1000 Index	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 1000 Index	1.50%	(0.02%)	3.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary of Key Information
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on
page 7 of the fund's prospectus and "Waivers of Sales Charges" on page I-14 of
		the fund's statement of additional information Part I.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in
"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover
		rate was 154% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	MFS normally invests at least 80% of the fund's net assets in equity securities.
Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund's assets in companies of any size.

MFS may invest the fund's assets in foreign securities.

MFS may invest a relatively large percentage of the fund's assets in issuers in a single sector or small number of sectors.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected based on fundamental analysis of issuers and
		quantitative models that systematically evaluate issuers.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S.
investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Sector Focus Risk:  The fund's performance may be closely tied to the performance of companies in a limited number of sectors and could be more volatile than the performance of less focused funds.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an
		acceptable price.
Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

Performance information for periods prior to January 3, 2007, reflects performance information of the Penn Street Advisors Sector Rotational Portfolio,
the fund's predecessor fund.  Performance information for periods from
January 3, 2007 until February 1, 2010, reflects periods when Valley Forge
Capital Advisors, Inc. served as sub-advisor to the fund and was responsible for selecting investments for the fund. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling
		1-800-225-2606.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A Bar Chart.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these
		sales charges were included, they would reduce the returns shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period(s) shown in the bar chart, the highest quarterly return was
17.26% (for the calendar quarter ended June 30, 2003) and the lowest quarterly
		return was (23.43)% (for the calendar quarter ended December 31, 2008).
Performance Table, Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the
		fund's other classes of shares will vary from the returns shown.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | Russell 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) Russell 1000 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.34%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	A
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	702
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	969
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,257
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,074
Annual Return 2002	rr_AnnualReturn2002	(11.23%)
Annual Return 2003	rr_AnnualReturn2003	37.05%
Annual Return 2004	rr_AnnualReturn2004	20.44%
Annual Return 2005	rr_AnnualReturn2005	9.92%
Annual Return 2006	rr_AnnualReturn2006	10.39%
Annual Return 2007	rr_AnnualReturn2007	13.74%
Annual Return 2008	rr_AnnualReturn2008	(39.97%)
Annual Return 2009	rr_AnnualReturn2009	16.03%
Annual Return 2010	rr_AnnualReturn2010	25.28%
Annual Return 2011	rr_AnnualReturn2011	(2.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.43%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.95%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.13%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.86%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.65%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.94%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.52%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	B
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	610
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,208
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,208
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.00%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	C
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.98%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I AND W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	I
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.33%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.88%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	I AND W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	W
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	W Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R1
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	210
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.07%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.84%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R2
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.82%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.36%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R3
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.62%
MFS Equity Opportunities Fund (Prospectus Summary) | MFS Equity Opportunities Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses, Column Name	rr_OperatingExpensesColumnName	R4
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.89%

[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.